EQUITY - Summary of status of nonvested share (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested Shares
Nonvested shares at January 1	132,166	177,200	143,400
Granted	153,000	132,166	44,000
Vested	(223,366)	(177,200)	(10,200)
Forfeited
Nonvested shares, at December 31	61,800	132,166	177,200
Weighted-Average Grant-Date
Nonvested at January 1	$ 8.34	$ 8.46	$ 7.96
Granted	$ 5.96	$ 8.34	$ 10.83
Vested	$ 7.44	$ 8.46	$ 11.65
Forfeited		$ 9.04
Nonvested at December 31	$ 5.53	$ 8.34	$ 8.46